Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Notes 2(g) and 12)	$ 46,104	$ 27,664
Trade accounts receivable, less allowance for doubtful accounts of $0 in 2017 and $0 in 2016 (Notes 2(i) and 13(a))	0	0
Amounts due from related parties (Note 19(d))	571	150
Inventories (Note 2(j))	2,241	1,176
Derivative assets (Notes 2(q), 11 and 12)	1,579
Other current assets (Notes 2(k) and 13(b))	5,610	2,089
Total current assets	56,105	31,079
Long-term assets:
Vessels, net of accumulated depreciation (Notes 2(l), 2(m), 2(n), 14 and 19(f))	1,723,023	1,256,889
Intangible assets, net (Notes 2(o) and 15(a))	2,497
Derivative assets (Notes 2(q), 11 and 12)	9,850	3,154
Accrued income	1,693	1,153
Total long term assets	1,737,063	1,261,196
Total assets	1,793,168	1,292,275
Current liabilities:
Trade accounts payable (Note 19(e))	5,224	2,221
Accrued expenses (Note 16)	6,504	3,368
Current portion of long-term debt (Notes 2(p), 12 and 17)	92,985	58,984
Current portion of derivative liabilities (Notes 2(q), 11 and 12)	978	3,304
Income taxes payable (Notes 2(r) and 18)	175	190
Current portion of contract liabilities (Notes 2(o) and 15(b))	1,518	1,518
Prepaid charter and deferred revenue (Note 2(s))	9,980	7,218
Amount due to related parties (Note 19(d))	5,450	834
Total current liabilities	122,814	77,637
Long-term liabilities:
Long-term debt (Notes 2(p), 12 and 17)	933,630	657,662
Long-term debt from related parties (Notes 12, 17 and 19)		25,000
Derivative liabilities (Notes 2(q), 11 and 12)	164	285
Contract liabilities (Notes 2(o) and 15(b))	6,722	8,239
Deferred tax liabilities (Notes 2(r) and 18)	624	685
Other long-term liabilities (Note 2(s))		1,057
Total long-term liabilities	941,140	692,928
Total liabilities	1,063,954	770,565
Commitments and contingencies (Notes 2(t) and 20)
Partners' capital:
Total partners' capital	639,950	521,710
Total liabilities and equity	1,793,168	1,292,275
Series A Preferred Unit [Member]
Long-term liabilities:
Series A Convertible Preferred Units (Notes 23 and 24)	89,264
Common Units [Member]
Partners' capital:
Common and subordinated unit holders	628,471	511,413
Total partners' capital	628,471	511,413
General Partner Unit [Member]
Partners' capital:
General partner units: 615,117 units issued and outstanding at December 31, 2017, and 558,674 units issued and outstanding at December 31, 2016	11,479	10,297
Total partners' capital	$ 11,479	$ 10,297